Accounts Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable
Suppliers, repairers	$ 9,265	$ 8,995
Insurers, agents, brokers	1,192	1,373
Other creditors	2,667	3,614
Total	$ 13,124	$ 13,982